Schedule of Assets 4(i)-(Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets 4(i)-(Held at End of Year)
BD Savings Plan for Puerto Rico Employees
EIN #66-0560107 – Plan # 001
Schedule of Assets 4(i)-(Held at End of Year)
December 31, 2025

Identity of Issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Current Value
Notes receivable from participants*	Interest rates ranging from 3.25% to 9.5%; maturities ranging from 2026-2031	$2,663,440
* Represents a party-in-interest to the plan